Leases (Details) - Schedule of operating and finance leases $ in Thousands	Dec. 31, 2022 USD ($)
Operating Lease [Member]
Leases (Details) - Schedule of operating and finance leases [Line Items]
2023	$ 3,758
2024	3,234
2025	914
2026	458
2027	458
Thereafter	1,225
Total	10,047
Less: imputed interest	(1,050)
Present value of lease liabilities	8,997
Less: current portion	(3,282)
Lease liabilities, net of current portion	5,715
Financing Lease [Member]
Leases (Details) - Schedule of operating and finance leases [Line Items]
2023	189
2024	122
2025	8
2026
2027
Thereafter
Total	319
Less: imputed interest	(31)
Present value of lease liabilities	288
Less: current portion	(160)
Lease liabilities, net of current portion	$ 128